CASH AND CASH EQUIVALENTS - Disclosure of composition of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 38,386	$ 33,880	$ 87,332	$ 8,195
US Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	14,673	11,415
New Israeli Shekel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	9,777	1,498
Euro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	3,044	11,182
British pound sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	2,026	3,909
Australian Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	1,078	1,650
Other currencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 7,788	$ 4,226